Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Assets Measured at Fair Value On a Recurring Basis

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$6,652	$—	$—	$6,652
	$6,652	$—	$—	$6,652
Liabilities:
Forward purchase agreement derivative liability	$—	$—	$13,163	$13,163
	$—	$—	$13,163	$13,163

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,693	$—	$—	$2,693
	$2,693	$—	$—	$2,693

Fair Value Measurement Inputs and Valuation Techniques

The following table represents the significant inputs used in calculating the forward purchase agreement derivative liability on the issuance date and as of June 30, 2024:

	March 28, 2024	June 30, 2024
Stock price	$13.60	$0.60
Expected volatility	50.00%	60.00%
Risk-free interest rate	4.54%	4.75%
Expected life (in years)	2.00	1.75
Expected dividend yield	—%	—%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the change in fair value of the forward purchase agreement derivative liability for the three and six months ended June 30, 2024:

Amounts
Balance as of December 31, 2023	$—
Forward purchase agreement derivative liability issuance	4,935
Balance as of March 31, 2024	4,935
Partial early termination of forward purchase agreement derivative liability	(823)
Change in fair value of forward purchase agreement derivative liability	9,051
Balance as of June 30, 2024	$13,163

Zapata Computing, Inc. [Member]
Summary of Assets Measured at Fair Value On a Recurring Basis

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,693	$—	$—	$2,693
	$2,693	$—	$—	$2,693

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$9,763	$—	$—	$9,763
	$9,763	$—	$—	$9,763

Fair Value Measurement Inputs and Valuation Techniques

The following table presents the assumptions and estimates incorporated into the valuation of the Senior Notes at the initial issuance date and the date of extinguishment of December 15, 2023:

	December 15, 2023	Issuance Date
Time to deSPAC closing (in years)	0.16	0.56
Probability of deSPAC closing	90.00%	50.00%
Probability of deSPAC not closing	10.00%	50.00%
Market rate without conversion	32.06%	31.09%
Discount rate	32.10%	15.00%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the change in fair value of the Senior Notes for the year ended December 31, 2023:

Amounts
Balance as of December 31, 2022	$—
Proceeds from issuance of Senior Notes	5,625
Change in fair value of Senior Notes	1,260
Extinguishment of Senior Notes	(6,885)
Balance as of December 31, 2023	$—